Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	£ 39,730	£ 43,139
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(96)	(179)
Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	39,634	42,960
Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(96)	(179)
Within 1 year
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	4,324	4,398
Within 1 year | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	7,570	8,978
Within 1 year | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2,798	4,657
Within 1 year | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	448	(77)
Between 1-2 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,319	4,246
Between 1-2 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,090	3,746
Between 1-2 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(229)	(500)
Between 1-2 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	2,558	4,407
Between two and three years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,778	3,196
Between two and three years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(786)	(1,247)
Between two and three years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	6	36
Between 3-4 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	2,947	3,013
Between 3-4 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	2,947	3,013
Between 3-4 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between 3-4 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between 4-5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,410	4,077
Between 4-5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,529	1,029
Between 4-5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,783)	(2,910)
Between 4-5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(98)	(138)
Beyond 5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	23,172	22,998
Beyond 5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	22,720	22,998
Beyond 5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Beyond 5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ (452)	£ 0